PROPERTY AND EQUIPMENT (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 16,273	$ 14,559
Less: accumulated depreciation and amortization	11,406	9,893
Total property and equipment, net	4,867	4,666
Office, equipment and facilities [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	7,974	6,440
R&D capitalization costs [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	3,469	3,396
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	2,198	2,127
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 2,632	$ 2,596